Trade accounts receivables - Analysis by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivables	$ 229,032	$ 177,231
USD
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivables	186,420	149,348
BRL
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivables	41,601	26,817
Other
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivables	$ 1,011	$ 1,066